YELLOWHEAD ACQUISITION (Narrative) (Details) - Yellowhead [Member] $ in Thousands, shares in Millions	1 Months Ended
Feb. 15, 2019 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Number of share outstanding | shares	17.3
Percentage of equity interest acquiree	21.00%
Fair value of other comprehensive income financial assets	$ 3,365
Cumulative tax pools on non-capital losses and resource deductions	$ 57,000